Asset Held For Sale - Summary of Assets Held for Sale (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets held for sale [line items]
Assets held for sale	¥ 224	¥ 8
Owned aircraft [member]
Assets held for sale [line items]
Assets held for sale	¥ 224
Buildings [Member]
Assets held for sale [line items]
Assets held for sale		¥ 8